SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

The Company has evaluated events from the six months ended June 30, 2026 through September 21, 2026, the date the unaudited condensed financial statements were issued. Except for the events mentioned above, the Company did not identify any subsequent events with a material financial impact on the Company’s unaudited condensed consolidated financial statements.

Sales Agreement for At The Market Offering

On August 3, 2026, the Company entered into a sales agreement (the “Sales Agreement”) with Chaince Securities, LLC (the “Sales Agent”), acting as the Company’s sales agent, pursuant to which the Company may, from time to time, offer and sell up to $9,800,000 of its Class A ordinary shares, par value $0.000016666667 per share, through at-the-market offerings. Such shares will be issued under the Company’s effective shelf registration statement on Form F-3 (File No. 333-293519), declared effective by the SEC on March 27, 2026, together with a base prospectus dated March 27, 2026 and a prospectus supplement dated August 3, 2026.

Neither the Company nor the sales agent is obligated to sell or purchase any shares under the Sales Agreement. Sales, if any, will be made at the market prices at the time of sale in accordance with the Company’s instructions. The Company will pay the sales agent a 3.0% commission on gross proceeds plus a per-share execution and clearing fee of $0.02 for each Class A ordinary share sold.

As of September 21, 2026, the date the unaudited condensed financial statements were issued, no shares have been sold under this Sales Agreement. Any future share issuance under the agreement may dilute the Company’s future earnings per share.